Inventory	6 Months Ended
Mar. 31, 2026
Inventory [Abstract]
INVENTORY

4. INVENTORY

Inventory, net comprised the following:

	September 30	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Yarns	441,904	-	-
Less: provision for inventory obsolescence	-	-	-
Total	441,904	-	-

Inventory write-down expense was RMB nil and nil for the for the six months ended March 31, 2025 and 2026, respectively.